Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Payments Due by Period, Total	$ 110,957
Payments Due by Period, Less than 1-year	93,237
Payments Due by Period, 2-year	2,546
Payments Due by Period, 3-year	2,546
Payments Due by Period, 4-year	2,546
Payments Due by Period, 5-year	2,546
Payments Due by Period, More than 5-years	7,536
Service Fee To Manager [Member]
Payments Due by Period, Total	10,227
Payments Due by Period, Less than 1-year	1,635
Payments Due by Period, 2-year	1,635
Payments Due by Period, 3-year	1,635
Payments Due by Period, 4-year	1,635
Payments Due by Period, 5-year	1,635
Payments Due by Period, More than 5-years	2,052
Management Fee To Manager [Member]
Payments Due by Period, Total	10,494
Payments Due by Period, Less than 1-year	1,366
Payments Due by Period, 2-year	911
Payments Due by Period, 3-year	911
Payments Due by Period, 4-year	911
Payments Due by Period, 5-year	911
Payments Due by Period, More than 5-years	5,484
Long-Term Debt [Member]
Payments Due by Period, Total	88,946
Payments Due by Period, Less than 1-year	88,946
Payments Due by Period, 2-year	0
Payments Due by Period, 3-year	0
Payments Due by Period, 4-year	0
Payments Due by Period, 5-year	0
Payments Due by Period, More than 5-years	0
Interest On Variable Rate Debt [Member]
Payments Due by Period, Total	1,290
Payments Due by Period, Less than 1-year	1,290
Payments Due by Period, 2-year	0
Payments Due by Period, 3-year	0
Payments Due by Period, 4-year	0
Payments Due by Period, 5-year	0
Payments Due by Period, More than 5-years	$ 0